6. OIL AND GAS PROPERTY INTERESTS (Details - Minimum lease payments) (USD $)	Dec. 31, 2014
Oil and Gas Exploration and Production Industries Disclosures [Abstract]
2015	$ 64,877
2016	63,332
2017	63,332
2018	63,332
2019	63,332
Thereafter	84,186
Total	$ 402,391